Auditors' fees - Fees of the auditors (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Ernst and Young [member]
Document Information [Line Items]
Statutory audit fees, certifications, auditing of the accounts		€ 10.0	€ 10.2
Services required by the law		0.0	0.3
Subtotal		10.1	10.5
Other services	€ 0.4	0.4	0.4
Total	€ 0.4	€ 10.5	€ 10.8
Statutory audit fees, certifications, auditing of the accounts, percent of total (as a percent)		96.00%	94.00%
Services required by the law, percent of total (as a percent)		0.00%	3.00%
Subtotal, percent of total (as a percent)		96.00%	97.00%
Other services, percent of total (as a percent)	100.00%	4.00%	3.00%
Total (as a percent)	100.00%	100.00%	100.00%
Ernst and Young [member] | Parent Company [Member]
Document Information [Line Items]
Statutory audit fees, certifications, auditing of the accounts		€ 5.2	€ 5.1
Services required by the law		€ 0.0
Statutory audit fees, certifications, auditing of the accounts, percent of total (as a percent)		50.00%	48.00%
Services required by the law, percent of total (as a percent)		0.00%	0.00%
Deloitte [Member]
Document Information [Line Items]
Statutory audit fees, certifications, auditing of the accounts	€ 8.2
Services required by the law	0.0
Subtotal	8.2
Other services	0.1
Total	€ 8.4
Statutory audit fees, certifications, auditing of the accounts, percent of total (as a percent)	98.00%
Services required by the law, percent of total (as a percent)	0.00%
Subtotal, percent of total (as a percent)	99.00%
Other services, percent of total (as a percent)	1.00%
Total (as a percent)	100.00%
Deloitte [Member] | Parent Company [Member]
Document Information [Line Items]
Statutory audit fees, certifications, auditing of the accounts	€ 4.6
Statutory audit fees, certifications, auditing of the accounts, percent of total (as a percent)	55.00%
KPMG [member]
Document Information [Line Items]
Statutory audit fees, certifications, auditing of the accounts	€ 9.9	€ 10.2	€ 9.8
Services required by the law	0.2	0.5	0.4
Subtotal	10.1	10.7	10.2
Other services	0.4	0.1	0.1
Total	€ 10.5	€ 10.8	€ 10.3
Statutory audit fees, certifications, auditing of the accounts, percent of total (as a percent)	94.00%	94.00%	95.00%
Services required by the law, percent of total (as a percent)	2.00%	5.00%	4.00%
Subtotal, percent of total (as a percent)	96.00%	99.00%	99.00%
Other services, percent of total (as a percent)	4.00%	1.00%	1.00%
Total (as a percent)	100.00%	100.00%	100.00%
KPMG [member] | Parent Company [Member]
Document Information [Line Items]
Statutory audit fees, certifications, auditing of the accounts	€ 4.4	€ 5.1	€ 5.1
Services required by the law	€ 0.2	€ 0.2	€ 0.2
Statutory audit fees, certifications, auditing of the accounts, percent of total (as a percent)	42.00%	47.00%	49.00%
Services required by the law, percent of total (as a percent)	2.00%	2.00%	2.00%